Segmental information - Category analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of products and services [line items]
Sales	$ 14,866	$ 15,176
Spirits
Disclosure of products and services [line items]
Sales	11,887	12,318
Beer
Disclosure of products and services [line items]
Sales	2,284	2,234
Ready To Drink
Disclosure of products and services [line items]
Sales	567	493
Other
Disclosure of products and services [line items]
Sales	$ 128	$ 131